PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation	$ 2,216	$ 1,828	$ 4,043	$ 3,656	$ 5,485	$ 25,331
Capitalized Property	$ 1,000		$ 1,000		$ 1,000
Minimum [Member]
Useful Life			3 years		3 years
Maximum [Member]
Useful Life			7 years		7 years